United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-8519

(Investment Company Act File Number)

Federated Core Trust

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/18

Date of Reporting Period: Six months ended 04/30/18

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
April 30, 2018

Emerging Markets Core Fund

A Portfolio of Federated Core Trust

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At April 30, 2018, the Fund's issuer country exposure composition was as follows:
Country	Exposure as a Percentage of Total Net Assets[1]
China	11.7%
Brazil	10.0%
Mexico	8.3%
Argentina	6.1%
Russia	5.0%
India	4.3%
Indonesia	4.0%
South Korea	3.6%
Turkey	3.3%
Colombia	2.4%
Egypt	2.3%
United Arab Emirates	2.3%
Chile	2.0%
Peru	2.0%
South Africa	1.7%
Kazakhstan	1.3%
Nigeria	1.3%
Qatar	1.2%
Philippines	1.1%
Dominican Republic	1.0%
Panama	1.0%
Ukraine	1.0%
Lebanon	1.0%
Other[2]	17.7%
Derivatives[3]	0.1%
Other Security Type	0.1%
Cash Equivalents[4]	3.2%
Other Assets and Liabilities—Net[5]	1.0%
TOTAL	100.0%
1	This table depicts the Fund's exposure to various countries through its investment in foreign fixed-income securities along with the Fund's holdings of cash equivalents and other assets and liabilities. With respect to foreign fixed-income securities, country allocations are based primarily on the country in which the issuing company (the “Issuer”) has registered the security. However, the Fund's Adviser may allocate the Issuer to a country based on other factors such as the location of the Issuer's head office, the jurisdiction of the Issuer's incorporation, the location of the principal trading market for the Issuer's securities or the country from which a majority of the Issuer's revenue is derived.
2	For purposes of this table, issuer country exposure which constitutes less than 1.00% of the Fund's total net assets have been aggregated under the designation “Other.”
3	Based upon net unrealized appreciation (depreciation) or value of the derivative contracts as applicable. Derivative contracts may consist of forwards, options and swaps. The impact of a derivative contract on the Fund's performance may be larger than its unrealized appreciation (depreciation) or value may indicate. In many cases, the notional value or amount of a derivative contract may provide a better indication of the contract's significance to the portfolio. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value, and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
4	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements. This does not include cash held in the Fund that is denominated in foreign currencies. See the Statements of Assets and Liabilities for information regarding the Fund's foreign cash position.
5	Assets, other than investments in securities and derivative contracts, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

Portfolio of Investments
April 30, 2018 (unaudited)
Principal, Foreign Currency Par Amount, Contracts or Shares			Value in U.S. Dollars
		CORPORATE BONDS—65.3%
		Aerospace & Defense—0.1%
$950,000		Embraer Netherlands Finance BV, Sr. Unsecd. Note, 5.40%, 2/1/2027	$1,015,312
		Air Transportation—0.2%
1,500,000		Gol Finance, Sr. Unsecd. Note, Series 144A, 7.00%, 1/31/2025	1,448,460
		Airport—0.2%
700,000		Mexico City Airport Trust, Sec. Fac. Bond, Series 144A, 4.25%, 10/31/2026	658,566
1,500,000		Mexico City Airport Trust, Sec. Fac. Bond, Series 144A, 5.50%, 10/31/2046	1,339,560
		TOTAL	1,998,126
		Automotive—1.0%
2,100,000		Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 3.10%, 4/5/2022	2,050,447
1,000,000		Hyundai Capital America, Sr. Unsecd. Note, Series REGS, 2.75%, 9/27/2026	882,298
1,000,000		Hyundai Capital Services, Inc., Sr. Unsecd. Note, Series 144A, 3.00%, 8/29/2022	961,493
2,700,000		Hyundai Capital Services, Inc., Sr. Unsecd. Note, Series 144A, 3.625%, 8/29/2027	2,516,521
550,000		Jaguar Land Rover PLC, Sr. Unsecd. Note, Series REGS, 5.625%, 2/1/2023	558,250
1,000,000		Kia Motors Corp., Sr. Unsecd. Note, Series 144A, 3.50%, 10/25/2027	937,239
300,000		Tata Motors Ltd., Sr. Unsecd. Note, 4.625%, 4/30/2020	303,474
		TOTAL	8,209,722
		Banking—17.5%
1,000,000		ADCB Finance Cayman Ltd., Sr. Unsecd. Note, Series 144A, 4.00%, 3/29/2023	987,500
1,500,000		Alfa Bank (Alfa Bond), Jr. Sub. Note, 8.00%, 2/3/2167	1,485,090
460,000		BBVA Banco Continental, Series REGS, 5.00%, 8/26/2022	481,275
1,160,000		BBVA Bancomer SA Mexico, Jr. Sub. Note, Series 144A, 5.35%, 11/12/2029	1,133,320
466,000		BBVA Bancomer SA Texas, Jr. Sub. Note, Series 144A, 7.25%, 4/22/2020	490,651
1,400,000		BBVA Bancomer SA Texas, Sub. Note, Series REGS, 6.50%, 3/10/2021	1,480,850
1,000,000		BDO Unibank, Inc., Sr. Unsecd. Note, Series EMTN, 2.625%, 10/24/2021	972,723
2,200,000		Banco Bilbao Vizcaya Argentaria SA, Jr. Sub. Note, 6.125%, 2/16/2067	2,131,910
300,000		Banco Bradesco SA, Sub. Note, Series 144A, 5.90%, 1/16/2021	310,563
400,000		Banco Bradesco SA, Sub., Series 144A, 6.75%, 9/29/2019	418,800
1,400,000		Banco Bradesco SA, Sub., Series REGS, 5.75%, 3/1/2022	1,448,580
500,000		Banco BTG Pactual SA, Sr. Unsecd. Note, Series 144A, 5.50%, 1/31/2023	488,750
400,000		Banco BTG Pactual SA, Sr. Unsecd. Note, Series REGS, 5.50%, 1/31/2023	391,000
500,000		Banco Credito del Peru, Sr. Note, Series 144A, 5.375%, 9/16/2020	523,750
350,000		Banco Daycoval SA, Series REGS, 5.75%, 3/19/2019	355,472
1,000,000		Banco De Bogota S.A., Sub., Series REGS, 6.25%, 5/12/2026	1,040,000
730,000		Banco de Credito del Peru, Series REGS, 6.125%, 4/24/2027	781,100
1,445,000		Banco Do Brasil S.A., 3.875%, 10/10/2022	1,395,509
116,000		Banco Do Brasil S.A., Jr. Sub. Note, Series REGS, 8.50%, 4/20/2067	126,150
700,000		Banco Do Brasil S.A., Series 144A, 6.25%, 10/15/2066	623,665
1,200,000		Banco Do Brasil S.A., Sr. Unsecd. Note, Series 144A, 4.875%, 4/19/2023	1,194,000
370,000		Banco Do Brasil S.A., Sr. Unsecd. Note, Series REGS, 5.375%, 1/15/2021	379,583
500,000		Banco Do Brasil S.A., Sub. Note, Series REGS, 5.875%, 1/19/2023	514,250
300,000		Banco do Estado do Rio Grande do Sul SA, Sub., Series 144A, 7.375%, 2/2/2022	313,503
400,000		Banco General SA, Sr. Unsecd. Note, Series 144A, 4.125%, 8/7/2027	381,400
ARS 29,600,000	[1]	Banco Hipotecario SA, Sr. Unsecd. Note, Series REGS, 25.2291%, (30-35 Day Argentina Dep Rates BADLAR Priv Bks ARS +2.500%), 1/12/2020	1,437,303
Semi-Annual Shareholder Report

Principal, Foreign Currency Par Amount, Contracts or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Banking—continued
18,200,000	[1]	Banco Hipotecario SA, Unsecd. Note, Series 144A, 26.7708%, (30-35 Day Argentina Dep Rates BADLAR Priv Bks ARS +4.000%), 11/7/2022	$940,256
$1,000,000		Banco Internacional del Peru, Jr. Sub. Note, Series 144A, 8.50%, 4/23/2070	1,080,000
ARS 6,300,000		Banco Macro SA, Sr. Unsecd. Note, Series 144A, 17.50%, 5/8/2022	287,131
$500,000		Banco Mercantil De Norte, Jr. Sub. Deb., Series REGS, 7.625%, 10/6/2166	518,125
500,000		Banco Reservas Rep Domin, Series 144A, 7.00%, 2/1/2023	522,500
250,000		Banco Reservas Rep Domin, Series REGS, 7.00%, 2/1/2023	261,250
1,200,000		Bancolombia S.A., 5.95%, 6/3/2021	1,267,500
500,000		Bancolombia S.A., Sub., 4.875%, 10/18/2027	481,875
1,800,000		Bangkok Bank PCL, Sr. Unsecd. Note, Series REGS, 3.875%, 9/27/2022	1,815,374
2,200,000		Bank of China (Hong Kong) Ltd., Sr. Unsecd. Note, Series EMTN, 2.875%, 6/30/2020	2,176,517
2,630,000		Bank of China Ltd., Series 144A, 5.00%, 11/13/2024	2,689,059
5,600,000		Bank of China Ltd., Sub. Note, Series REGS, 5.00%, 11/13/2024	5,725,754
2,200,000		Bank of East Asia Ltd./The, Sub., 4.00%, 11/3/2026	2,153,466
1,600,000		CBQ Finance Ltd., Sr. Unsecd. Note, Series EMTN, 3.25%, 6/13/2021	1,560,650
400,000		CBQ Finance Ltd., Sub., Series REGS, 7.50%, 11/18/2019	419,607
900,000		Caixa Economica Federal, Sr. Unsecd. Note, Series 144A, 4.25%, 5/13/2019	908,766
750,000		Caixa Economica Federal, Sr. Unsecd. Note, Series REGS, 4.50%, 10/3/2018	755,010
2,300,000		China Construction Bank Corp., Sub., Series EMTN, 4.25%, 8/20/2024	2,306,058
975,000		Compania General de Combustibles SA, Sr. Unsecd. Note, Series REGS, 9.50%, 11/7/2021	1,043,245
930,000		Corpbanca, Series 144A, 3.875%, 9/22/2019	941,955
1,255,000		Corpbanca, Sr. Unsecd. Note, Series REGS, 3.875%, 9/22/2019	1,271,133
1,600,000		Credit Bank of Moscow Via CBOM Finance PLC, Sr. Unsecd. Note, Series 144A, 5.55%, 2/14/2023	1,495,456
1,200,000		Credit Bank of Moscow Via CBOM Finance PLC, Sr. Unsecd. Note, Series REGS, 8.875%, 8/10/2066	1,009,171
2,400,000		DIB Tier 1 Sukuk 2 Ltd., Jr. Sub. Note, 6.75%, 7/20/2166	2,461,032
1,200,000		Emirates NBD Tier 1 Ltd., Jr. Sub. Note, 5.75%, 11/30/2066	1,210,589
6,300,000		Export-Import Bank Korea, Sr. Unsecd. Note, 2.625%, 12/30/2020	6,171,001
1,300,000		Export-Import Bank of India, Sr. Unsecd. Note, Series 144A, 3.875%, 2/1/2028	1,233,044
2,750,000		Export-Import Bank of India, Sr. Unsecd. Note, Series EMTN, 3.875%, 10/2/2019	2,766,714
1,000,000		Export-Import Bank of India, Sr. Unsecd. Note, Series EMTN, 4.00%, 1/14/2023	994,848
1,300,000		Global Bank Corp., Sr. Unsecd. Note, Series 144A, 4.50%, 10/20/2021	1,303,380
600,000		Global Bank Corp., Sr. Unsecd. Note, Series 144A, 5.125%, 10/30/2019	612,000
500,000		Grupo Financiero Santander Mexico SAB de CV, Jr. Sub. Deb., 8.50%, 4/20/2167	555,000
1,800,000		HSBC Holdings PLC, Jr. Sub. Note, 6.00%, 11/22/2066	1,782,360
200,000		ICICI Bank Ltd., Series REGS, 5.75%, 11/16/2020	209,217
2,000,000		ICICI Bank Ltd., Sr. Unsecd. Note, Series 144A, 5.75%, 11/16/2020	2,092,168
1,000,000		ICICI Bank Ltd./Dubai, Sr. Unsecd. Note, Series 144A, 3.80%, 12/14/2027	925,497
500,000		IDBI Bank Ltd., Sr. Unsecd. Note, Series EMTN, 5.00%, 9/25/2019	505,810
1,000,000		Industrial & Commercial Bank of China, Sr. Unsecd. Note, 3.538%, 11/8/2027	942,336
1,750,000		Industrial & Commercial Bank of China, Sr. Unsecd. Note, Series MTN, 2.905%, 11/13/2020	1,722,567
4,600,000		Industrial and Commercial Bank of China Ltd., Jr. Sub. Note, Series REGS, 6.00%, 12/10/2066	4,699,245
3,050,000		Industrial and Commercial Bank of China Ltd., Series 144A, 6.00%, 12/10/2066	3,115,804
1,500,000		Industrial Bank of Korea, Jr. Sub. Deb., Series REGS, 3.90%, 1/31/2167	1,432,329
2,300,000		Industrial Bank of Korea, Sr. Unsecd. Note, Series 144A, 2.00%, 4/23/2020	2,241,662
1,200,000		Industrial Senior Trust, Sr. Unsecd. Note, Series REGS, 5.50%, 11/1/2022	1,195,032
2,000,000		Intesa Sanpaolo SpA, Sr. Unsecd. Note, Series 144A, 3.875%, 1/12/2028	1,873,223
1,800,000		Itau Unibanco Holding SA, Jr. Sub. Note, Series 144A, 6.50%, 9/19/2066	1,767,060
Semi-Annual Shareholder Report

Principal, Foreign Currency Par Amount, Contracts or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Banking—continued
$1,500,000		Itau Unibanco Holding SA, Sub., Series REGS, 5.50%, 8/6/2022	$1,536,390
1,700,000		Itau Unibanco Holding SA, Sub., Series REGS, 6.20%, 12/21/2021	1,771,187
500,000		Itau Unibanco Holding SA, Sub., Series REGS, 6.20%, 4/15/2020	520,990
1,000,000		Kasikornbank Public Co. Ltd, Sr. Unsecd. Note, Series EMTN, 3.256%, 7/12/2023	974,168
400,000		Krung Thai Bank PCL/Cayman Islands, Sub., Series EMTN, 5.20%, 12/26/2024	406,406
1,663,000		MTN Mauritius Investment Ltd., Sr. Unsecd. Note, Series 144A, 5.373%, 2/13/2022	1,687,945
284,220		Medjool Ltd., 3.875%, 3/19/2023	281,769
2,000,000		Multibank, Inc., Sr. Unsecd. Note, Series 144A, 4.375%, 11/9/2022	1,982,500
3,000,000		National Bank of Abu Dhabi, Jr. Sub. Note, 5.25%, 12/17/2066	3,024,150
1,000,000		Pampa Energia SA, Sr. Unsecd. Note, Series 144A, 7.50%, 1/24/2027	1,017,500
1,000,000	[1]	QIB Sukuk Ltd., Sr. Unsecd. Note, 3.3849%, (3-month USLIBOR +1.500%), 8/18/2019	995,000
600,000		Sberbank (Sb Cap Sa), Sub. Note, Series REGS, 5.50%, 2/26/2024	599,940
2,300,000		Sberbank of Russia, Series REGS, 5.125%, 10/29/2022	2,286,453
1,000,000		Shinhan Bank, Series REGS, 2.25%, 4/15/2020	978,500
1,500,000		Shinhan Bank, Sub., Series 144A, 3.875%, 3/24/2026	1,431,340
600,000		Shinhan Bank, Sub., Series REGS, 3.75%, 9/20/2027	560,693
700,000		Siam Commercial Bank PLC, Sr. Unsecd. Note, Series REGS, 3.50%, 4/7/2019	702,246
1,600,000		Syndicate Bank of London, Sr. Unsecd. Note, Series EMTN, 3.875%, 12/4/2019	1,596,496
700,000		T.C. Ziraat Bankasi A.S., Sr. Unsecd. Note, Series 144A, 5.125%, 9/29/2023	670,872
1,500,000		Tinkoff Credit Systems/TCS Finance, Jr. Sub. Deb., 9.25%, 9/15/2166	1,540,125
1,000,000		Turkiye Garanti Bankasi AS, Sr. Unsecd. Note, Series 144A, 5.875%, 3/16/2023	1,005,478
2,000,000		Turkiye Halk Bankasi AS, Sr. Unsecd. Note, Series REGS, 3.875%, 2/5/2020	1,877,386
2,000,000		Turkiye Is Bankasi (Isbank) A.S., Series REGS, 5.50%, 4/21/2019	2,020,342
1,000,000		Turkiye Vakiflar Bankasi T.A.O., Series 144A, 5.00%, 10/31/2018	1,004,920
1,900,000		Turkiye Vakiflar Bankasi T.A.O., Sr. Unsecd. Note, Series 144A, 5.75%, 1/30/2023	1,846,418
1,200,000		United Bank for Africa PLC, Sr. Unsecd. Note, Series REGS, 7.75%, 6/8/2022	1,241,112
1,500,000		United Overseas Bank Ltd., Sub., Series EMTN, 3.50%, 9/16/2026	1,474,520
1,200,000		VTB Bank OJSC, Sub. Note, Series REGS, 9.50%, 12/6/2066	1,264,610
2,850,000		VTB Capital SA, Sub., Series REGS, 6.95%, 10/17/2022	2,945,275
300,000		Wanda Properties International Co., Sr. Unsecd. Note, 7.25%, 1/29/2024	298,541
1,600,000		Woori Bank, Jr. Sub. Deb., Series 144A, 5.25%, 11/16/2166	1,575,880
300,000		Woori Bank, Series REGS, 5.00%, 6/10/2045	299,628
500,000		Woori Bank, Sr. Unsecd. Note, Series 144A, 2.625%, 7/20/2021	484,316
800,000		Woori Bank, Sub. Note, Series 144A, 5.875%, 4/13/2021	846,804
1,000,000		Zenith Bank Ltd., Sr. Unsecd. Note, Series 144A, 7.375%, 5/30/2022	1,033,050
		TOTAL	138,511,423
		Beverage & Tobacco—0.2%
500,000		Ajecorp BV, Series REGS, 6.50%, 5/14/2022	452,500
500,000		Becle SA de CV, Sr. Unsecd. Note, Series 144A, 3.75%, 5/13/2025	486,764
700,000		Embotelladora Andina S.A., Sr. Unsecd. Note, Series REGS, 5.00%, 10/1/2023	729,228
		TOTAL	1,668,492
		Broadcast Radio & TV—0.3%
430,000		Grupo Televisa S.A., Sr. Note, 8.50%, 3/11/2032	548,071
400,000		TV Azteca SA de CV, Sr. Unsecd. Note, 8.25%, 8/9/2024	412,000
650,000		Vrio Finco 1 LLC/Vrio Finco 2, Inc., Sec. Fac. Bond, Series 144A, 6.25%, 4/4/2023	656,500
800,000		Vrio Finco 1 LLC/Vrio Finco 2, Inc., Sec. Fac. Bond, Series 144A, 6.875%, 4/4/2028	799,000
		TOTAL	2,415,571
Semi-Annual Shareholder Report

Principal, Foreign Currency Par Amount, Contracts or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Building & Development—0.2%
$300,000	Doosan Heavy Industries, Series REGS, 2.125%, 4/27/2020	$291,661
1,300,000	Odebrecht SA, Company Guarantee, Series 144A, 7.50%, 12/14/2066	407,420
700,000	Turkiye Sise ve Cam Fabrikalari A.S., Sr. Unsecd. Note, Series REGS, 4.25%, 5/9/2020	699,557
	TOTAL	1,398,638
	Building Materials—0.4%
800,000	Cemex, Sab De Cv, Series 144A, 7.75%, 4/16/2026	879,200
800,000	Cemex, Sab De Cv, Series REGS, 6.125%, 5/5/2025	830,000
800,000	Votorantim Celulose e Papel SA, Company Guarantee, Series 144A, 7.25%, 4/5/2041	874,600
300,000	West China Cement Ltd., Sr. Unsecd. Note, 6.50%, 9/11/2019	306,166
	TOTAL	2,889,966
	Business Equipment & Services—0.2%
1,400,000	GNL Quintero SA, Sr. Unsecd. Note, Series REGS, 4.634%, 7/31/2029	1,397,830
	Cable & Wireless Television—0.2%
1,400,000	Vtr Finance Bv, Series REGS, 6.875%, 1/15/2024	1,451,114
	Chemicals & Plastics—1.8%
500,000	Alfa S.A., Sr. Unsecd. Note, Series REGS, 6.875%, 3/25/2044	512,190
500,000	Alpek Sa De Cv, Sr. Unsecd. Note, Series 144A, 5.375%, 8/8/2023	511,250
700,000	Alpek Sa De Cv, Sr. Unsecd. Note, Series REGS, 4.50%, 11/20/2022	697,970
200,000	Braskem Finance Ltd., 6.45%, 2/3/2024	215,602
500,000	Braskem Finance Ltd., Sr. Unsecd. Note, Series REGS, 7.00%, 5/7/2020	531,400
1,900,000	Braskem Netherlands Finance BV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/10/2028	1,783,625
1,600,000	CNAC HK Finbridge Co. Ltd., Sr. Unsecd. Note, 3.50%, 7/19/2022	1,543,451
1,700,000	CNAC HK Finbridge Co. Ltd., Sr. Unsecd. Note, 4.125%, 7/19/2027	1,574,149
1,700,000	Cydsa SAB de CV, Sr. Unsecd. Note, Series 144A, 6.25%, 10/4/2027	1,642,625
2,500,000	Mexichem SA de CV, Sr. Unsecd. Note, Series 144A, 5.50%, 1/15/2048	2,284,375
1,200,000	OCP SA, Sr. Unsecd. Note, Series REGS, 4.50%, 10/22/2025	1,155,832
900,000	PTT Global Chemical PCL, Series REGS, 4.25%, 9/19/2022	911,913
1,000,000	Petkim Petrokimya Holding A.S., Sr. Unsecd. Note, Series 144A, 5.875%, 1/26/2023	960,320
	TOTAL	14,324,702
	Conglomerates—0.2%
600,000	Arcos Dorados Holdings, Inc., Sr. Unsecd. Note, Series REGS, 5.875%, 4/4/2027	603,000
620,000	Voto-Votorantim O/S Trad, Series REGS, 6.625%, 9/25/2019	646,040
	TOTAL	1,249,040
	Consumer Products—0.3%
1,780,000	Fomento Economico Mexicano, SA de C.V., 2.875%, 5/10/2023	1,716,428
420,000	Mastellone Hermanos SA, Sr. Unsecd. Note, Series REGS, 12.625%, 7/3/2021	451,399
	TOTAL	2,167,827
	Farming & Agriculture—0.6%
4,840,000	Kazagro Natl Mgmt Hldng., Series 144A, 4.625%, 5/24/2023	4,731,100
	Finance—1.8%
1,000,000	Corp Financi De Desarrol, Sr. Unsecd. Note, Series 144A, 4.75%, 2/8/2022	1,022,290
1,000,000	Corp Financi De Desarrol, Sr. Unsecd. Note, Series 144A, 4.75%, 7/15/2025	1,007,500
400,000	Corp Financi De Desarrol, Sub. Note, Series 144A, 5.25%, 7/15/2029	403,000
500,000	Credito Real Sab de CV, Jr. Sub. Deb., Series REGS, 9.125%, 5/29/2066	510,000
300,000	Credito Real, S.A.B. de C.V., SOFOM, E.R., Jr. Sub. Note, Series 144A, 9.125%, 5/29/2166	306,000
2,600,000	Gazprombk (GPB Finance), Sub. Note, 7.496%, 12/28/2023	2,613,208
500,000	Grupo Aval Ltd., Sr. Unsecd. Note, Series 144A, 4.75%, 9/26/2022	498,500
Semi-Annual Shareholder Report

Principal, Foreign Currency Par Amount, Contracts or Shares			Value in U.S. Dollars
		CORPORATE BONDS—continued
		Finance—continued
$1,500,000		ICD Sukuk Co. Ltd., Sr. Unsecd. Note, Series EMTN, 5.00%, 2/1/2027	$1,499,895
1,100,000		JSC Georgia Capital, Sr. Unsecd. Note, Series 144A, 6.125%, 3/9/2024	1,051,875
1,100,000		Latam Finance Ltd., Sr. Unsecd. Note, Series 144A, 6.875%, 4/11/2024	1,130,250
1,300,000		MAF Global Securities, Jr. Sub. Note, 5.50%, 9/7/2066	1,284,023
1,200,000		QNB Finansbank AS/Turkey, Sr. Unsecd. Note, Series REGS, 4.875%, 5/19/2022	1,151,588
650,000		SURA Asset Management SA, Sr. Unsecd. Note, Series 144A, 4.375%, 4/11/2027	635,375
1,350,000		Unifin Finaciera, S.A.B. de C.V. S.O.F.O.M. E.N.R, Sr. Unsecd. Note, Series 144A, 7.375%, 2/12/2026	1,314,563
		TOTAL	14,428,067
		Financial Intermediaries—1.2%
2,300,000		ADIB Capital Invest 1 Ltd., Jr. Sub. Note, 6.375%, 4/16/2067	2,314,835
500,000		Cimpor Financial Operations, Sr. Unsecd. Note, Series REGS, 5.75%, 7/17/2024	470,625
1,500,000		Huarong Finance II Co. Ltd., Sr. Unsecd. Note, Series EMTN, 3.25%, 6/3/2021	1,463,831
2,500,000		Ooredoo International Finance Ltd., Series REGS, 3.875%, 1/31/2028	2,363,417
2,500,000		Ooredoo International Finance Ltd., Sr. Unsecd. Note, Series REGS, 5.00%, 10/19/2025	2,578,055
		TOTAL	9,190,763
		Food & Drug Retailers—0.2%
200,000		Cencosud SA, Series REGS, 4.875%, 1/20/2023	202,117
300,000		Cencosud SA, Sr. Unsecd. Note, Series 144A, 6.625%, 2/12/2045	319,869
1,200,000		Cencosud SA, Sr. Unsecd. Note, Series REGS, 6.625%, 2/12/2045	1,279,477
111,000		SMU S.A., Sr. Unsecd. Note, Series 144A, 7.75%, 2/8/2020	113,287
		TOTAL	1,914,750
		Food Products—1.6%
1,100,000		BFF International Ltd., Sr. Unsecd. Note, Series 144A, 7.25%, 1/28/2020	1,126,125
500,000		BFF International Ltd., Sr. Unsecd. Note, Series REGS, 7.25%, 1/28/2020	511,875
900,000		Cosan Luxembourg SA, Sr. Unsecd. Note, Series REGS, 7.00%, 1/20/2027	946,530
500,000		ESAL GmbH, Sr. Unsecd. Note, Series REGS, 6.25%, 2/5/2023	478,750
1,300,000		Grupo Bimbo SAB de CV, Sub., Series 144A, 5.95%, 7/17/2166	1,307,670
1,800,000		JBS Investments GmbH, Series REGS, 7.75%, 10/28/2020	1,836,018
500,000		JBS Investments GmbH, Sr. Unsecd. Note, Series 144A, 7.25%, 4/3/2024	494,850
450,000		JBS USA LUX SA/JBS USA Finance, Inc., Sr. Unsecd. Note, Series 144A, 6.75%, 2/15/2028	432,562
300,000		JGSH Philippines Ltd., Sr. Unsecd. Note, 4.375%, 1/23/2023	298,360
350,000		MHP SA, Sr. Unsecd. Note, Series 144A, 7.75%, 5/10/2024	362,569
1,000,000		Marfrig Holding Europe BV, Sr. Unsecd. Note, Series REGS, 8.00%, 6/8/2023	1,015,000
700,000		Minerva Luxembourg SA, Sr. Unsecd. Note, Series 144A, 5.875%, 1/19/2028	625,415
500,000		Minerva Luxembourg SA, Sr. Unsecd. Note, Series 144A, 8.75%, 7/3/2066	513,130
800,000		Minerva Luxembourg SA, Sr. Unsecd. Note, Series REGS, 8.75%, 7/3/2066	821,008
1,800,000		SIGMA Finance NL, Sr. Unsecd. Note, Series 144A, 4.875%, 3/27/2028	1,769,418
		TOTAL	12,539,280
		Food Services—0.2%
1,500,000		MARB BondCo PLC, Sr. Unsecd. Note, Series 144A, 6.875%, 1/19/2025	1,412,250
		Forest Products—0.2%
300,000		Inversiones CMPC SA, Sr. Unsecd. Note, Series 144A, 4.50%, 4/25/2022	307,361
1,000,000		Suzano Austria GmbH, Sr. Unsecd. Note, Series 144A, 7.00%, 3/16/2047	1,120,000
		TOTAL	1,427,361
		Industrial Products & Equipment—0.4%
400,000	[1]	BOC Aviation Ltd., Sr. Unsecd. Note, Series 144A, 3.4129%, (3-month USLIBOR +1.050%), 5/2/2021	402,825
1,000,000		Cemex Finance LLC, Series REGS, 6.00%, 4/1/2024	1,030,500
Semi-Annual Shareholder Report

Principal, Foreign Currency Par Amount, Contracts or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Industrial Products & Equipment—continued
$1,397,000	Grupo Kuo SAB DE CV, Sr. Unsecd. Note, Series 144A, 5.75%, 7/7/2027	$1,369,773
	TOTAL	2,803,098
	Insurance—0.2%
2,000,000	Kyobo Life Insurance Co Ltd, Sub., Series REGS, 3.95%, 7/24/2047	1,976,169
	Metals & Mining—3.7%
400,000	Abja Investment Co., 5.95%, 7/31/2024	401,380
750,000	Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	769,825
1,000,000	CSN Islands XII Corp., Sr. Unsecd. Note, Series REGS, 7.00%, 12/23/2066	799,500
2,000,000	Chinalco Capital Holdings Ltd., Sr. Unsecd. Note, 4.00%, 8/25/2021	1,939,280
950,000	Codelco, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 7/17/2042	906,013
433,000	Codelco, Inc., Sr. Unsecd. Note, Series 144A, 4.50%, 9/16/2025	443,203
500,000	Evraz Group SA, Sr. Unsecd. Note, 8.25%, 1/28/2021	533,150
1,500,000	Evraz Group SA, Sr. Unsecd. Note, Series 144A, 5.375%, 3/20/2023	1,476,750
1,100,000	GTL Trade Finance, Inc., Sr. Unsecd. Note, Series 144A, 7.25%, 4/16/2044	1,196,250
500,000	GTL Trade Finance, Inc., Sr. Unsecd. Note, Series REGS, 5.893%, 4/29/2024	529,100
1,050,000	Gerdau Trade, Inc., Sr. Unsecd. Note, Series 144A, 4.875%, 10/24/2027	1,017,187
400,000	JSW Steel Ltd., Sr. Unsecd. Note, 4.75%, 11/12/2019	402,376
1,800,000	JSW Steel Ltd., Sr. Unsecd. Note, 5.25%, 4/13/2022	1,793,578
1,800,000	Metalloinvest Finance DAC, Sr. Unsecd. Note, Series 144A, 4.85%, 5/2/2024	1,690,709
2,500,000	Minmetals Bounteous Finance BVI Ltd., Sr. Unsecd. Note, 4.20%, 7/27/2026	2,410,155
2,000,000	Southern Copper Corp., Sr. Unsecd. Note, 5.25%, 11/8/2042	2,063,195
1,140,000	Southern Copper Corp., Sr. Unsecd. Note, 5.875%, 4/23/2045	1,276,200
1,300,000	VM Holding S.A., Sr. Unsecd. Note, Series 144A, 5.375%, 5/4/2027	1,306,500
476,000	Vale Overseas Ltd., 4.375%, 1/11/2022	482,950
1,580,000	Vale Overseas Ltd., Sr. Unsecd. Note, 6.25%, 8/10/2026	1,746,532
1,000,000	Vale Overseas Ltd., Sr. Unsecd. Note, 6.875%, 11/10/2039	1,172,100
650,000	Vale Overseas Ltd., Sr. Unsecd. Note, 8.25%, 1/17/2034	835,803
950,000	Vedanta Resources PLC, Series REGS, 8.25%, 6/7/2021	1,022,485
1,900,000	Vedanta Resources PLC, Sr. Unsecd. Note, Series 144A, 6.125%, 8/9/2024	1,832,698
400,000	Vedanta Resources PLC, Sr. Unsecd. Note, Series REGS, 7.125%, 5/31/2023	409,000
1,000,000	Volcan Compania Minera S.A.A., Series 144A, 5.375%, 2/2/2022	1,034,250
	TOTAL	29,490,169
	Oil & Gas—15.1%
700,000	Abu Dhabi Crude Oil Pipeline, Series 144A, 4.60%, 11/2/2047	660,556
800,000	Bharat Petroleum Corp. Ltd., Sr. Unsecd. Note, Series EMTN, 4.00%, 5/8/2025	774,370
3,000,000	CNOOC Finance 2013 Ltd., 4.25%, 5/9/2043	2,862,228
8,500,000	CNOOC Finance 2014 ULC, 4.25%, 4/30/2024	8,563,350
1,100,000	CNOOC Finance 2015 U.S.A. LLC, Sr. Unsecd. Note, 3.75%, 5/2/2023	1,096,089
1,250,000	CNOOC Finance 2015 U.S.A. LLC, Sr. Unsecd. Note, 4.375%, 5/2/2028	1,254,089
1,500,000	CNPC General Capital Ltd., Sr. Unsecd. Note, Series EMTN, 2.70%, 11/25/2019	1,487,693
700,000	Cometa Energia SA de CV, Sec. Fac. Bond, Series 144A, 6.375%, 4/24/2035	688,625
1,000,000	Ecopetrol SA, Note, 7.625%, 7/23/2019	1,057,000
1,475,000	Ecopetrol SA, Sr. Unsecd. Note, 5.375%, 6/26/2026	1,525,150
1,883,000	Ecopetrol SA, Sr. Unsecd. Note, 5.875%, 9/18/2023	2,011,985
1,170,000	Equate Petrochemical BV, Sr. Unsecd. Note, Series 144A, 3.00%, 3/3/2022	1,120,275
2,000,000	Gazprom Via Gaz Capital SA, Sr. Unsecd. Note, Series 144A, 4.95%, 3/23/2027	1,977,500
2,000,000	Gazprom Via Gaz Capital SA, Sr. Unsecd. Note, Series REGS, 4.95%, 7/19/2022	2,024,698
Semi-Annual Shareholder Report

Principal, Foreign Currency Par Amount, Contracts or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Oil & Gas—continued
$1,000,000	Geopark Ltd., Series 144A, 6.50%, 9/21/2024	$997,500
700,000	Gran Tierra Energy, Inc., Sr. Unsecd. Note, Series 144A, 6.25%, 2/15/2025	670,250
3,800,000	Harvest Operations Corp., Sr. Unsecd. Note, Series 144A, 3.00%, 9/21/2022	3,662,682
500,000	Harvest Operations Corp., Sr. Unsecd. Note, Series 144A, 4.20%, 6/1/2023	505,216
2,100,000	KazMunayGas National Co JSC, Sr. Unsecd. Note, Series 144A, 4.75%, 4/19/2027	2,073,061
1,800,000	KazMunayGas National Co JSC, Sr. Unsecd. Note, Series 144A, 5.375%, 4/24/2030	1,803,143
2,500,000	Koc Holding A.S., Sr. Unsecd. Note, Series REGS, 5.25%, 3/15/2023	2,524,495
3,163,000	ONGC Videsh Ltd., 3.75%, 5/7/2023	3,102,318
392,500	Odebrecht Drill VIII/IX, Series 144A, 6.35%, 12/1/2021	384,650
2,100,000	Oil & Gas Holdings, Sr. Unsecd. Note, Series 144A, 7.50%, 10/25/2027	2,044,497
1,026,000	PTTEP Treasury Center Co. Ltd., Jr. Sub. Note, Series REGS, 4.875%, 12/18/2066	1,031,822
1,550,000	Pertamina Persero PT, Sr. Unsecd. Note, Series REGS, 5.625%, 5/20/2043	1,548,662
351,000	Pertamina PT, Note, Series REGS, 5.25%, 5/23/2021	364,647
1,700,000	Pertamina PT, Series 144A, 4.30%, 5/20/2023	1,701,292
500,000	Perusahaan Gas Negara PT, Sr. Unsecd. Note, Series REGS, 5.125%, 5/16/2024	513,113
1,000,000	Petrobras Global Finance BV, Sec. Fac. Bond, 7.25%, 3/17/2044	997,000
800,000	Petrobras Global Finance BV, Sr. Unsecd. Note, 4.375%, 5/20/2023	782,000
3,450,000	Petrobras Global Finance BV, Sr. Unsecd. Note, 5.75%, 2/1/2029	3,279,225
3,100,000	Petrobras Global Finance BV, Sr. Unsecd. Note, 6.25%, 3/17/2024	3,268,950
350,000	Petrobras Global Finance BV, Sr. Unsecd. Note, 6.85%, 6/5/2115	325,150
3,000,000	Petrobras Global Finance BV, Sr. Unsecd. Note, 7.375%, 1/17/2027	3,222,000
1,090,000	Petrobras Global Finance BV, Sr. Unsecd. Note, 8.75%, 5/23/2026	1,282,930
906,000	Petrobras Global Finance BV, Sr. Unsecd. Note, Series 144A, 5.299%, 1/27/2025	891,504
5,405,000	Petrobras Global Finance BV, Sr. Unsecd. Note, Series 144A, 5.999%, 1/27/2028	5,273,118
500,000	Petrobras International Finance Co., 6.875%, 1/20/2040	481,375
1,000,000	Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/24/2022	1,018,750
5,375,000	Petroleos Mexicanos, Sr. Unsecd. Note, 6.50%, 3/13/2027	5,559,094
2,160,000	Petroleos Mexicanos, Sr. Unsecd. Note, 6.75%, 9/21/2047	2,094,120
4,510,000	Petroleos Mexicanos, Sr. Unsecd. Note, 6.875%, 8/4/2026	4,841,485
1,050,000	Petroleos Mexicanos, Sr. Unsecd. Note, Series 144A, 5.35%, 2/12/2028	1,004,220
4,020,000	Petroleos Mexicanos, Sr. Unsecd. Note, Series 144A, 6.35%, 2/12/2048	3,706,440
500,000	Petroleum Co. of Trinidad and Tobago Ltd., Sr. Unsecd. Note, Series REGS, 9.75%, 8/14/2019	528,750
1,000,000	Petronas Capital Ltd., Sr. Unsecd. Note, Series REGS, 3.50%, 3/18/2025	973,287
600,000	Petronas Capital Ltd., Sr. Unsecd. Note, Series REGS, 4.50%, 3/18/2045	612,777
1,050,000	Puma International Financing SA, Sr. Unsecd. Note, Series 144A, 5.125%, 10/6/2024	1,033,053
2,500,000	Reliance Industries Ltd., Sr. Unsecd. Note, Series 144A, 3.667%, 11/30/2027	2,337,860
250,000	Reliance Industries Ltd., Sr. Unsecd. Note, Series 144A, 4.125%, 1/28/2025	247,280
1,500,000	Reliance Industries Ltd., Sr. Unsecd. Note, Series 144A, 4.875%, 2/10/2045	1,515,410
500,000	Rio Oil Finance Trust, Sr. Note, Series 144A, 8.20%, 4/6/2028	521,750
1,900,000	Rosneft Oil Co., Series 144A, 4.199%, 3/6/2022	1,862,693
800,000	SEPLAT Petroleum Development Co. PLC, Sr. Unsecd. Note, Series 144A, 9.25%, 4/1/2023	812,000
1,800,000	Saka Energi Indonesia PT, Sr. Unsecd. Note, Series 144A, 4.45%, 5/5/2024	1,745,455
2,000,000	Sinochem Offshore Capital Co. Ltd., Sr. Unsecd. Note, Series REGS, 3.25%, 4/29/2019	1,996,956
1,400,000	Sinopec Group Overseas Development 2015 Ltd., Sr. Unsecd. Note, Series 144A, 3.25%, 4/28/2025	1,324,954
2,100,000	Sinopec Group Overseas Development 2017 Ltd., Sr. Unsecd. Note, Series 144A, 3.625%, 4/12/2027	2,008,524
1,400,000	Southern Gas Corridor CJSC, Unsecd. Note, Series 144A, 6.875%, 3/24/2026	1,533,547
1,000,000	State Oil Co Of The Azer, Series EMTN, 4.75%, 3/13/2023	999,300
Semi-Annual Shareholder Report

Principal, Foreign Currency Par Amount, Contracts or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Oil & Gas—continued
$1,100,000	Thaioil Treasury Center Co. Ltd., Sr. Unsecd. Note, Series 144A, 3.625%, 1/23/2023	$1,083,179
300,000	Thaioil Treasury Center Co. Ltd., Sr. Unsecd. Note, Series 144A, 4.875%, 1/23/2043	309,803
1,200,000	Transport de Gas Del Sur, Sr. Unsecd. Note, Series 144A, 6.75%, 5/2/2025	1,200,600
900,000	Transport de Gas Peru, Series 144A, 4.25%, 4/30/2028	891,000
500,000	Trinidad Generation Unlimited, Sr. Unsecd. Note, Series 144A, 5.25%, 11/4/2027	505,000
1,000,000	Tullow Oil PLC, Sr. Unsecd. Note, Series 144A, 6.25%, 4/15/2022	1,016,250
1,000,000	Tullow Oil PLC, Sr. Unsecd. Note, Series 144A, 7.00%, 3/1/2025	1,015,050
2,500,000	Turkiye Petrol Rafinerileri AS, Sr. Unsecd. Note, Series 144A, 4.50%, 10/18/2024	2,374,220
2,800,000	YPF Sociedad Anonima, Series 144A, 8.75%, 4/4/2024	3,091,900
200,000	YPF Sociedad Anonima, Sr. Unsecd. Note, Series 144A, 7.00%, 12/15/2047	177,900
	TOTAL	119,776,815
	Paper Products—0.2%
1,600,000	Fibria Overseas Finance, Sr. Unsecd. Note, 5.50%, 1/17/2027	1,654,000
	Pharmaceuticals—0.5%
1,700,000	CK Hutchison International 17 II Ltd., Sr. Unsecd. Note, Series REGS, 3.25%, 9/29/2027	1,594,393
1,000,000	Teva Pharmaceutical Finance III BV, Sr. Unsecd. Note, Series 144A, 6.75%, 3/1/2028	988,507
1,400,000	Teva Pharmaceutical Industries Ltd., Sr. Unsecd. Note, 2.95%, 12/18/2022	1,228,659
	TOTAL	3,811,559
	Printing & Publishing—0.1%
600,000	Myriad International Holdings BV, Sr. Unsecd. Note, Series 144A, 4.85%, 7/6/2027	604,410
	Rail Industry—0.1%
200,000	Georgian Railway JSC, Sr. Unsecd. Note, Series REGS, 7.75%, 7/11/2022	215,793
1,600,000	Rusal, Sr. Unsecd. Note, Series 144A, 4.85%, 2/1/2023	592,000
	TOTAL	807,793
	Real Estate—3.0%
5,300,000	China Overseas Finance Cayman V Ltd., Sr. Unsecd. Note, Series A, 3.95%, 11/15/2022	5,249,056
2,200,000	Country Garden Holdings Co., Sr. Unsecd. Note, 7.50%, 3/9/2020	2,284,784
2,000,000	DIFC Sukuk Ltd., Sr. Unsecd. Note, 4.325%, 11/12/2024	2,035,820
1,200,000	Dar Al-Arkan Sukuk Co. Ltd., Sr. Unsecd. Note, 6.50%, 5/28/2019	1,220,201
4,300,000	Franshion Brilliant Ltd., 5.75%, 3/19/2019	4,371,754
2,500,000	Franshion Brilliant Ltd., Sub. Note, 5.75%, 7/17/2066	2,454,247
800,000	Growthpoint Properties International Pty Ltd., Sr. Unsecd. Note, Series 144A, 5.872%, 5/2/2023	811,463
1,200,000	Longfor Properties, Sr. Unsecd. Note, 3.875%, 7/13/2022	1,163,164
1,500,000	Longfor Properties, Sr. Unsecd. Note, 4.50%, 1/16/2028	1,389,530
1,400,000	Shimao Property Holdings Ltd., Sr. Unsecd. Note, 4.75%, 7/3/2022	1,362,204
1,511,000	Yanlord Land Group Ltd., Sr. Unsecd. Note, 5.875%, 1/23/2022	1,501,355
	TOTAL	23,843,578
	Retailers—0.7%
1,000,000	Eurotorg (Bonitron DAC), Sr. Unsecd. Note, Series REGS, 8.75%, 10/30/2022	1,016,075
1,100,000	Golden Eagle Retail Group Ltd., Sr. Unsecd. Note, Series REGS, 4.625%, 5/21/2023	995,500
2,200,000	JD.com, Inc., Sr. Unsecd. Note, 3.875%, 4/29/2026	2,083,765
400,000	SM Investments Corp., Sr. Unsecd. Note, 4.25%, 10/17/2019	404,178
800,000	Saci Falabella, Series REGS, 3.75%, 4/30/2023	785,684
	TOTAL	5,285,202
	Sovereign—0.1%
500,000	Kazakhstan Temir Zholy, Sr. Unsecd. Note, Series REGS, 6.95%, 7/10/2042	548,070
Semi-Annual Shareholder Report

Principal, Foreign Currency Par Amount, Contracts or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	State/Provincial—1.7%
$4,600,000	Buenos Aires, City of, Sr. Unsecd. Note, Series 144A, 8.95%, 2/19/2021	$4,921,126
1,100,000	Province of Santa Fe, Sr. Unsecd. Note, Series 144A, 7.00%, 3/23/2023	1,133,297
4,800,000	Provincia De Buenos Aires, Series REGS, 10.875%, 1/26/2021	5,244,000
1,500,000	Provincia De Buenos Aires, Sr. Unsecd. Note, Series 144A, 7.875%, 6/15/2027	1,522,500
700,000	Provincia De Cordoba, Sr. Unsecd. Note, Series 144A, 7.45%, 9/1/2024	725,200
	TOTAL	13,546,123
	Technology Services—1.2%
1,100,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.40%, 12/6/2027	1,031,964
4,000,000	Alibaba Group Holding Ltd., Sr. Unsecd. Note, 3.60%, 11/28/2024	3,935,462
1,600,000	Baidu, Inc., Sr. Unsecd. Note, 3.625%, 7/6/2027	1,509,808
1,000,000	Tencent Holdings Ltd., Sr. Unsecd. Note, Series 144A, 3.595%, 1/19/2028	950,339
2,500,000	Tencent Holdings Ltd., Sr. Unsecd. Note, Series 144A, 3.80%, 2/11/2025	2,480,540
	TOTAL	9,908,113
	Telecommunications & Cellular—3.3%
500,000	America Movil S.A.B. de C.V., 3.125%, 7/16/2022	490,709
1,025,000	America Movil S.A.B. de C.V., Company Guarantee, 5.00%, 3/30/2020	1,056,249
MXN 84,500,000	America Movil S.A.B. de C.V., Sr. Secd. Note, 6.00%, 6/9/2019	4,379,331
$1,300,000	Bharti Airtel Ltd., Sr. Unsecd. Note, Series 144A, 4.375%, 6/10/2025	1,244,586
1,800,000	Bharti Airtel Ltd., Sr. Unsecd. Note, Series REGS, 4.375%, 6/10/2025	1,723,273
1,500,000	Colombia Telecomunicaciones SA ESP, Sr. Unsecd. Note, Series REGS, 5.375%, 9/27/2022	1,503,750
1,300,000	Comcel Trust, Series REGS, 6.875%, 2/6/2024	1,354,418
500,000	Digicel Group Ltd., Sr. Unsecd. Note, Series REGS, 8.25%, 9/30/2020	448,750
500,000	Digicel Ltd., Sr. Unsecd. Note, Series 144A, 6.00%, 4/15/2021	477,500
500,000	Digicel Ltd., Sr. Unsecd. Note, Series REGS, 6.75%, 3/1/2023	458,795
800,000	GTH Finance B.V., Sr. Unsecd. Note, Series 144A, 6.25%, 4/26/2020	813,936
1,000,000	GTH Finance B.V., Sr. Unsecd. Note, Series 144A, 7.25%, 4/26/2023	1,054,200
1,500,000	HTA Group Ltd., Sr. Unsecd. Note, Series 144A, 9.125%, 3/8/2022	1,576,875
700,000	IHS Netherlands Holdco BV, Sr. Unsecd. Note, Series REGS, 9.50%, 10/27/2021	725,346
800,000	Liquid Telecommunications Financing PLC, Sec. Fac. Bond, Series 144A, 8.50%, 7/13/2022	844,174
2,340,000	Oztel Holdings SPC Ltd., Sec. Fac. Bond, Series 144A, 6.625%, 4/24/2028	2,285,899
1,500,000	SK Telecom Co. Ltd., Sr. Unsecd. Note, Series 144A, 3.75%, 4/16/2023	1,491,952
200,000	Telfon Celuar Del Paraguay, Sr. Unsecd. Note, Series REGS, 6.75%, 12/13/2022	205,238
460,000	Turkcell Iletisim Hizmetleri A.S., Sr. Unsecd. Note, Series 144A, 5.80%, 4/11/2028	448,988
2,000,000	Veon Holdings BV, Sr. Unsecd. Note, Series REGS, 5.95%, 2/13/2023	2,040,000
2,000,000	Vimpelcom, Sr. Unsecd. Note, Series 144A, 4.95%, 6/16/2024	1,902,580
	TOTAL	26,526,549
	Transportation—1.0%
2,000,000	Adani Ports and Special, Sr. Unsecd. Note, Series 144A, 3.95%, 1/19/2022	1,973,524
1,000,000	CAR, Inc., Sr. Unsecd. Note, Series REGS, 6.125%, 2/4/2020	1,002,500
200,000	DP World Ltd., Series REGS, 6.85%, 7/2/2037	238,550
1,750,000	Empresa De Transporte ME, Sr. Unsecd. Note, Series 144A, 5.00%, 1/25/2047	1,785,000
310,000	Global Ports (Finance) PLC, Sr. Unsecd. Note, Series REGS, 6.50%, 9/22/2023	313,019
1,500,000	Lima Metro Line 2 Finance Ltd., Series 144A, 5.875%, 7/5/2034	1,526,250
1,000,000	Rumo Luxembourg Sarl, Sr. Unsecd. Note, Series 144A, 5.875%, 1/18/2025	978,125
	TOTAL	7,816,968
	Utilities—5.4%
400,000	AES Argentina Generacion SA, Sr. Unsecd. Note, Series 144A, 7.75%, 2/2/2024	417,204
Semi-Annual Shareholder Report

Principal, Foreign Currency Par Amount, Contracts or Shares		Value in U.S. Dollars
	CORPORATE BONDS—continued
	Utilities—continued
$875,000	Abu Dhabi National Energy Co. PJSC, Sr. Unsecd. Note, Series 144A, 4.875%, 4/23/2030	$868,991
1,700,000	Azure Power Energy Ltd., Series 144A, 5.50%, 11/3/2022	1,668,125
700,000	Centrais Eletricas Brasileiras SA, Sr. Unsecd. Note, Series REGS, 6.875%, 7/30/2019	724,990
2,151,000	China Oil & Gas Group Ltd., Sr. Unsecd. Note, 5.00%, 5/7/2020	2,164,444
1,100,000	Colbun SA, Sr. Unsecd. Note, Series 144A, 3.95%, 10/11/2027	1,044,312
850,000	Comision Federal de Electricidad, Sr. Unsecd. Note, Series REGS, 4.875%, 1/15/2024	873,375
515,000	Enersis Americas SA, Sr. Unsecd. Note, 4.00%, 10/25/2026	500,194
1,900,000	Eskom Holdings Ltd., Sr. Unsecd. Note, Series REGS, 5.75%, 1/26/2021	1,898,360
2,500,000	Eskom Holdings Ltd., Unsecd. Note, Series REGS, 7.125%, 2/11/2025	2,560,987
1,050,000	Generacion Mediterranea SA/Generacion Frias SA, Sr. Unsecd. Note, Series REGS, 9.625%, 7/27/2023	1,144,500
650,000	Genneia SA, Sr. Unsecd. Note, Series 144A, 8.75%, 1/20/2022	699,563
500,000	Greenko Investment Co., Sr. Secd. Note, Series REGS, 4.875%, 8/16/2023	473,720
1,600,000	Hrvatska Elektroprivreda, Sr. Unsecd. Note, Series 144A, 5.875%, 10/23/2022	1,709,616
1,200,000	Indo Energy Finance II, Series REGS, 6.375%, 1/24/2023	1,184,471
1,100,000	Instituto Costarricense de Electricidad, Sr. Unsecd. Note, Series REGS, 6.375%, 5/15/2043	952,875
300,000	Israel Electric Corp. Ltd., Sec. Fac. Bond, Series GMTN, 4.25%, 8/14/2028	287,600
1,675,000	Israel Electric Corp. Ltd., Series REGS, 7.25%, 1/15/2019	1,720,727
1,300,000	Light Servicos Energia, Sr. Unsecd. Note, Series 144A, 7.25%, 5/3/2023	1,314,625
750,000	Minejesa Capital BV, Sec. Fac. Bond, Series 144A, 4.625%, 8/10/2030	712,282
1,050,000	Minejesa Capital BV, Sec. Fac. Bond, Series 144A, 5.625%, 8/10/2037	1,015,458
1,800,000	NTPC Ltd., Series EMTN, 4.375%, 11/26/2024	1,809,742
1,400,000	Neerg Energy Ltd., Sr. Secd. Note, Series 144A, 6.00%, 2/13/2022	1,378,458
3,000,000	Perusahaan Listrik Negara PT, Sr. Unsecd. Note, Series 144A, 4.125%, 5/15/2027	2,831,401
1,800,000	Power Sector Assets & Liabilities Management Corp., Company Guarantee, Series REGS, 7.39%, 12/2/2024	2,164,633
500,000	SK E&S Co. Ltd., Sub. Note, Series REGS, 4.875%, 5/26/2166	497,500
700,000	Star Energy Geothermal Wayang Windu Ltd., Sec. Fac. Bond, Series 144A, 6.75%, 4/24/2033	701,328
4,000,000	State Grid Overseas Investment 2016 Ltd., Series 144A, 3.50%, 5/4/2027	3,811,223
2,400,000	State Grid Overseas Investment 2016 Ltd., Sr. Unsecd. Note, Series 144A, 4.25%, 5/2/2028	2,406,133
3,000,000	TNB Global Ventures Capital Bhd, Sr. Unsecd. Note, Series EMTN, 3.244%, 10/19/2026	2,798,844
300,000	Yingde Gases Investment Ltd., Series 144A, 6.25%, 1/19/2023	283,592
	TOTAL	42,619,273
	TOTAL CORPORATE BONDS (IDENTIFIED COST $522,487,908)	516,807,683
	FOREIGN GOVERNMENTS/AGENCIES—30.4%
	Banking—0.1%
500,000	Banque Centrale de Tunisia International Bond, Sr. Unsecd. Note, Series REGS, 5.75%, 1/30/2025	463,002
600,000	Export Credit Bank of Turkey, Sr. Unsecd. Note, Series 144A, 4.25%, 9/18/2022	568,500
	TOTAL	1,031,502
	Corporate—0.4%
3,000,000	1MDB Global Investments Ltd., Sr. Unsecd. Note, Series REGS, 4.40%, 3/9/2023	2,818,668
	Sovereign—29.9%
375,000	Angola, Government of, Sr. Unsecd. Note, 7.00%, 8/17/2019	380,062
1,000,000	Argentina, Government of, Sr. Unsecd. Note, 4.625%, 1/11/2023	954,500
4,330,000	Argentina, Government of, Sr. Unsecd. Note, 5.625%, 1/26/2022	4,366,805
3,800,000	Argentina, Government of, Sr. Unsecd. Note, 5.875%, 1/11/2028	3,480,800
2,000,000	Argentina, Government of, Sr. Unsecd. Note, 6.875%, 1/11/2048	1,777,000
4,705,000	Argentina, Government of, Sr. Unsecd. Note, 6.875%, 1/26/2027	4,681,475
Semi-Annual Shareholder Report

Principal, Foreign Currency Par Amount, Contracts or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$7,000,000		Argentina, Government of, Sr. Unsecd. Note, 7.50%, 4/22/2026	$7,336,000
200,000		Armenia, Government of, Sr. Unsecd. Note, Series REGS, 7.15%, 3/26/2025	214,650
450,000		Bahamas, Government of, Sr. Unsecd. Note, Series REGS, 6.95%, 11/20/2029	492,750
400,000		Bahrain, Government of, Sr. Unsecd. Note, Series 144A, 6.75%, 9/20/2029	368,640
2,300,000		Bahrain, Government of, Sr. Unsecd. Note, Series REGS, 7.00%, 1/26/2026	2,279,599
1,650,000		Bahrain, Government of, Sr. Unsecd. Note, Series 144A, 7.00%, 10/12/2028	1,573,216
300,000		Belarus, Government of, Sr. Unsecd. Note, Series 144A, 6.20%, 2/28/2030	289,476
600,000		Belarus, Government of, Sr. Unsecd. Note, Series 144A, 7.625%, 6/29/2027	645,240
1,000,000		Bolivia, Government of, Sr. Unsecd. Note, Series REGS, 4.50%, 3/20/2028	932,500
2,100,000		Brazil, Government of, Sr. Secd. Note, 5.625%, 2/21/2047	1,976,100
3,500,000		Brazil, Government of, Sr. Unsecd. Note, 4.625%, 1/13/2028	3,370,500
1,200,000		Brazil, Government of, Sr. Unsecd. Note, 5.00%, 1/27/2045	1,038,000
4,400,000		Brazil, Government of, Sr. Unsecd. Note, 6.00%, 4/7/2026	4,756,400
330,000		Cameroon, Government of, Sr. Unsecd. Note, Series 144A, 9.50%, 11/19/2025	378,728
3,500,000		Colombia, Government of, Sr. Unsecd. Note, 3.875%, 4/25/2027	3,377,500
600,000		Colombia, Government of, Sr. Unsecd. Note, 4.375%, 7/12/2021	615,000
600,000		Colombia, Government of, Sr. Unsecd. Note, 5.00%, 6/15/2045	594,000
2,000,000		Colombia, Government of, Sr. Unsecd. Note, 5.625%, 2/26/2044	2,144,000
COP 5,900,000,000		Colombia, Government of, Sr. Unsecd. Note, 6.00%, 4/28/2028	2,032,733
$1,500,000		Costa Rica, Government of, Series 144A, 4.25%, 1/26/2023	1,437,000
830,000		Costa Rica, Government of, Series REGS, 4.375%, 4/30/2025	767,011
1,700,000		Costa Rica, Government of, Sr. Unsecd. Note, Series 144A, 7.158%, 3/12/2045	1,721,692
1,200,000		Dominican Republic, Government of, Series 144A, 5.875%, 4/18/2024	1,239,000
2,400,000		Dominican Republic, Government of, Sr. Unsecd. Note, Series 144A, 5.50%, 1/27/2025	2,408,400
1,000,000		Dominican Republic, Government of, Sr. Unsecd. Note, Series 144A, 6.85%, 1/27/2045	1,032,500
1,000,000		Dominican Republic, Government of, Sr. Unsecd. Note, Series REGS, 7.45%, 4/30/2044	1,095,000
1,200,000		Dominican Republic, Government of, Sr. Unsecd. Note, Series REGS, 7.50%, 5/6/2021	1,267,800
800,000		Dubai, Government of, 5.25%, 1/30/2043	761,760
1,000,000		Ecuador, Government of, Series REGS, 7.95%, 6/20/2024	940,000
800,000		Ecuador, Government of, Sr. Unsecd. Note, Series 144A, 7.875%, 1/23/2028	708,000
1,400,000		Ecuador, Government of, Sr. Unsecd. Note, Series 144A, 8.875%, 10/23/2027	1,319,500
400,000		Ecuador, Government of, Sr. Unsecd. Note, Series 144A, 9.625%, 6/2/2027	392,000
600,000		Ecuador, Government of, Sr. Unsecd. Note, Series 144A, 10.50%, 3/24/2020	618,000
1,700,000		Egypt, Government of, Sr. Unsecd. Note, Series 144A, 8.50%, 1/31/2047	1,821,305
EGP 83,200,000	[2]	Egypt, Government of, Unsecd. Note, 18.45%, 5/8/2018	4,703,828
59,300,000	[2]	Egypt, Government of, Unsecd. Note, 17.40%, 6/26/2018	3,276,850
65,100,000	[2]	Egypt, Government of, Unsecd. Note, 17.70%, 9/11/2018	3,471,860
87,500,000	[2]	Egypt Treasury Bill, Unsecd. Note, 17.50%, 10/16/2018	4,594,580
$300,000		El Salvador, Government of, Sr. Unsecd. Note, Series REGS, 7.65%, 6/15/2035	312,000
1,150,000		El Salvador, Government of, Sr. Unsecd. Note, Series 144A, 8.625%, 2/28/2029	1,313,875
200,000		El Salvador, Government of, Sr. Unsecd. Note, Series REGS, 8.625%, 2/28/2029	228,500
300,000		Ethiopia, Government of, Sr. Unsecd. Note, Series REGS, 6.625%, 12/11/2024	303,186
3,000,000		Gabon, Government of, Series REGS, 6.375%, 12/12/2024	2,923,776
4,000,000		Ghana, Government of, Series REGS, 7.875%, 8/7/2023	4,338,800
500,000		Ghana, Government of, Unsecd. Note, Series REGS, 10.75%, 10/14/2030	646,350
1,000,000		Guatemala, Government of, Sr. Unsecd. Note, Series REGS, 5.75%, 6/6/2022	1,054,330
500,000		Honduras, Government of, Series REGS, 8.75%, 12/16/2020	545,770
Semi-Annual Shareholder Report

Principal, Foreign Currency Par Amount, Contracts or Shares		Value in U.S. Dollars
	FOREIGN GOVERNMENTS/AGENCIES—continued
	Sovereign—continued
$700,000	Honduras, Government of, Sr. Unsecd. Note, Series REGS, 7.50%, 3/15/2024	$759,017
970,000	Hungary, Government of, 5.75%, 11/22/2023	1,058,270
250,000	Hungary, Government of, 6.375%, 3/29/2021	269,375
1,000,000	Hungary, Government of, Sr. Unsecd. Note, 5.375%, 3/25/2024	1,075,000
1,300,000	Indonesia, Government of, Series REGS, 5.375%, 10/17/2023	1,384,594
1,800,000	Indonesia, Government of, Sr. Unsecd. Note, 4.10%, 4/24/2028	1,766,135
1,500,000	Indonesia, Government of, Sr. Unsecd. Note, Series 144A, 4.55%, 3/29/2026	1,507,500
7,200,000	Indonesia, Government of, Sr. Unsecd. Note, Series REGS, 4.75%, 1/8/2026	7,424,906
1,000,000	Indonesia, Government of, Sr. Unsecd. Note, Series 144A, 4.75%, 7/18/2047	968,287
1,800,000	Indonesia, Government of, Sr. Unsecd. Note, Series REGS, 5.125%, 1/15/2045	1,823,227
1,300,000	Indonesia, Government of, Sr. Unsecd. Note, Series REGS, 5.25%, 1/17/2042	1,342,424
3,800,000	Indonesia, Government of, Unsecd. Note, Series 144A, 4.35%, 9/10/2024	3,827,360
3,500,000	Iraq, Government of, Unsecd. Note, Series REGS, 5.80%, 1/15/2028	3,301,270
2,400,000	Israel, Government of, Sr. Unsecd. Note, 2.875%, 3/16/2026	2,278,176
1,500,000	Ivory Coast, Government of, Sr. Unsecd. Note, Series REGS, 5.375%, 7/23/2024	1,467,900
1,942,920	Ivory Coast, Government of, Sr. Unsecd. Note, Series REGS, 5.75%, 12/31/2032	1,858,597
1,000,000	Ivory Coast, Government of, Sr. Unsecd. Note, Series 144A, 6.125%, 6/15/2033	945,100
1,800,000	Jamaica, Government of, Sr. Unsecd. Note, 6.75%, 4/28/2028	1,986,300
450,000	Jordan, Government of, Sr. Unsecd. Note, Series 144A, 7.375%, 10/10/2047	438,219
600,000	Kazakhstan, Government of, Series REGS, 4.875%, 10/14/2044	588,960
700,000	Kazakhstan, Government of, Sr. Unsecd. Note, Series 144A, 5.125%, 7/21/2025	745,842
300,000	Kenya, Government of, Series 144A, 6.875%, 6/24/2024	310,836
2,500,000	Kenya, Government of, Series REGS, 6.875%, 6/24/2024	2,590,300
350,000	Kenya, Government of, Sr. Unsecd. Note, Series 144A, 7.25%, 2/28/2028	361,262
500,000	Kenya, Government of, Sr. Unsecd. Note, Series 144A, 8.25%, 2/28/2048	515,475
700,000	Lebanon, Government of, Sr. Secd. Note, 6.10%, 10/4/2022	665,959
4,200,000	Lebanon, Government of, Sr. Unsecd. Note, 5.45%, 11/28/2019	4,135,429
650,000	Lebanon, Government of, Sr. Unsecd. Note, 6.75%, 11/29/2027	586,279
2,000,000	Lebanon, Government of, Sr. Unsecd. Note, Series REGS, 8.25%, 4/12/2021	2,045,092
1,700,000	Mexico, Government of, 3.75%, 1/11/2028	1,601,400
400,000	Mexico, Government of, 4.00%, 10/2/2023	404,000
4,000,000	Mexico, Government of, 4.125%, 1/21/2026	3,984,000
1,500,000	Mexico, Government of, 4.75%, 3/8/2044	1,410,000
1,400,000	Mexico, Government of, Sr. Secd. Note, 4.35%, 1/15/2047	1,237,600
3,200,000	Mexico, Government of, Sr. Unsecd. Note, 3.60%, 1/30/2025	3,113,600
700,000	Mexico, Government of, Sr. Unsecd. Note, 4.15%, 3/28/2027	689,150
3,200,000	Mexico, Government of, Sr. Unsecd. Note, 4.60%, 1/23/2046	2,932,800
1,500,000	Mongolia, Government of, Sr. Unsecd. Note, Series REGS, 5.125%, 12/5/2022	1,441,734
500,000	Namibia, Government of, Sr. Unsecd. Note, Series REGS, 5.50%, 11/3/2021	513,633
1,200,000	Nigeria, Government of, Sr. Unsecd. Note, Series REGS, 6.375%, 7/12/2023	1,251,000
1,000,000	Nigeria, Government of, Sr. Unsecd. Note, Series 144A, 6.50%, 11/28/2027	1,006,664
1,000,000	Nigeria, Government of, Sr. Unsecd. Note, Series REGS, 6.50%, 11/28/2027	1,006,664
600,000	Nigeria, Government of, Sr. Unsecd. Note, Series 144A, 7.143%, 2/23/2030	613,500
NGN 930,000,000	Nigeria, Government of, Unsecd. Note, 11/22/2018	2,426,292
$1,000,000	Oman, Government of, Sr. Unsecd. Note, Series 144A, 5.625%, 1/17/2028	954,972
1,600,000	Oman, Government of, Sr. Unsecd. Note, Series 144A, 6.50%, 3/8/2047	1,475,360
400,000	Oman, Government of, Sr. Unsecd. Note, Series 144A, 6.75%, 1/17/2048	376,559
Semi-Annual Shareholder Report

Principal, Foreign Currency Par Amount, Contracts or Shares			Value in U.S. Dollars
		FOREIGN GOVERNMENTS/AGENCIES—continued
		Sovereign—continued
$500,000		Pakistan, Government of, Sr. Unsecd. Note, Series 144A, 6.875%, 12/5/2027	$467,648
1,000,000		Pakistan, Government of, Unsecd. Note, Series 144A, 6.75%, 12/3/2019	1,020,682
2,300,000		Panama, Government of, Sr. Unsecd. Note, 3.75%, 3/16/2025	2,282,750
1,700,000		Panama, Government of, Sr. Unsecd. Note, 4.30%, 4/29/2053	1,593,750
2,100,000		Paraguay, Government of, Series 144A, 6.10%, 8/11/2044	2,283,750
PEN 6,500,000		Peru, Government of, Sr. Unsecd. Note, 6.15%, 8/12/2032	2,092,139
$1,800,000		Philippines, Government of, Sr. Unsecd. Note, 3.00%, 2/1/2028	1,680,707
3,400,000		Philippines, Government of, Sr. Unsecd. Note, 3.95%, 1/20/2040	3,308,271
2,100,000		Poland, Government of, Sr. Unsecd. Note, 3.25%, 4/6/2026	2,042,460
1,000,000		Qatar, Government of, Sr. Unsecd. Note, Series REGS, 2.375%, 6/2/2021	963,760
400,000		Qatar, Government of, Sr. Unsecd. Note, Series REGS, 4.625%, 6/2/2046	376,000
600,000		Romania, Government of, Series REGS, 4.375%, 8/22/2023	609,000
3,200,000		Russia, Government of, Sr. Unsecd. Note, Series 144A, 5.25%, 6/23/2047	3,100,557
1,000,000		Russia, Government of, Sr. Unsecd. Note, Series REGS, 5.25%, 6/23/2047	968,924
RUB 233,400,000		Russia, Government of, Unsecd. Note, 7.10%, 10/16/2024	3,732,399
$1,700,000		Saudi Arabia, Government of, Sr. Unsecd. Note, Series 144A, 3.625%, 3/4/2028	1,590,231
1,600,000		Saudi Arabia, Government of, Sr. Unsecd. Note, Series 144A, 4.00%, 4/17/2025	1,577,181
2,100,000		Senegal, Government of, Sr. Unsecd. Note, Series 144A, 6.75%, 3/13/2048	1,979,250
200,000		Senegal, Government of, Unsecd. Note, Series 144A, 6.25%, 5/23/2033	192,766
600,000		Serbia, Government of, Series REGS, 7.25%, 9/28/2021	662,690
1,800,000		South Africa, Government of, Sr. Unsecd. Note, 4.665%, 1/17/2024	1,791,396
2,000,000		South Africa, Government of, Sr. Unsecd. Note, 4.875%, 4/14/2026	1,964,328
500,000		South Africa, Government of, Sr. Unsecd. Note, 5.65%, 9/27/2047	479,100
1,200,000		Sri Lanka, Government of, Series REGS, 6.85%, 11/3/2025	1,225,627
2,000,000		Sri Lanka, Government of, Sr. Unsecd. Note, Series 144A, 5.75%, 4/18/2023	1,987,352
1,900,000		Turkey, Government of, 3.25%, 3/23/2023	1,752,826
4,000,000		Turkey, Government of, Sr. Unsecd. Note, 4.25%, 4/14/2026	3,613,328
1,500,000		Turkey, Government of, Sr. Unsecd. Note, 4.875%, 4/16/2043	1,192,875
1,500,000		Turkey, Government of, Sr. Unsecd. Note, 6.125%, 10/24/2028	1,496,250
TRY 6,750,000		Turkey, Government of, Unsecd. Note, 8.50%, 7/10/2019	1,569,062
$1,500,000		Ukraine, Government of, Sr. Unsecd. Note, Series REGS, 7.75%, 9/1/2020	1,559,250
2,700,000		Ukraine, Government of, Sr. Unsecd. Note, Series REGS, 7.75%, 9/1/2022	2,753,352
500,000		Ukraine, Government of, Sr. Unsecd. Note, Series REGS, 7.75%, 9/1/2023	504,020
200,000		Ukraine, Government of, Sr. Unsecd. Note, Series REGS, 7.75%, 9/1/2024	199,500
1,505,000		Ukraine, Government of, Unsecd. Note, Series GDP, Series 144A, 0.00%, 5/31/2040	1,016,372
700,000		Ukraine, Government of, Unsecd. Note, Series REGS, 7.75%, 9/1/2019	723,450
412,000		Ukraine, Government of, Unsecd. Note, Series 144A, 7.75%, 9/1/2019	425,802
UYU 20,600,000		Uruguay, Government of, Series 144A, 9.875%, 6/20/2022	753,547
39,613,354		Uruguay, Government of, Sr. Unsecd. Note, 4.375%, 12/15/2028	1,504,149
$1,300,000		Uruguay, Government of, Sr. Unsecd. Note, 4.975%, 4/20/2055	1,251,250
2,900,000		Uruguay, Government of, Sr. Unsecd. Note, 5.10%, 6/18/2050	2,849,250
2,000,000	[3,4]	Venezuela, Government of, 8.25%, 10/13/2024	570,000
2,750,000	[3,4]	Venezuela, Government of, Sr. Unsecd. Note, 9.00%, 5/7/2023	783,750
700,000		Vietnam, Government of, Sr. Unsecd. Note, Series 144A, 6.75%, 1/29/2020	735,988
Semi-Annual Shareholder Report

Principal, Foreign Currency Par Amount, Contracts or Shares		Value in U.S. Dollars
	FOREIGN GOVERNMENTS/AGENCIES—continued
	Sovereign—continued
$2,000,000	Zambia, Government of, Series REGS, 5.375%, 9/20/2022	$1,830,096
	TOTAL	236,821,201
	TOTAL FOREIGN GOVERNMENTS/AGENCIES (IDENTIFIED COST $243,876,389)	240,671,371
	U.S. TREASURY—0.1%
	U.S. Treasury Notes—0.1%
200,000	United States Treasury Note, 0.75%, 10/31/2018 (IDENTIFIED COST $198,414)	198,736
	PURCHASED CALL OPTION—0.0%
19,000,000	Barclays CAD CALL/JPY PUT, Notional Amount $19,000,000, Exercise Price $85.09, Expiration Date 5/7/2018 (IDENTIFIED COST $88,030)	59,844
	INVESTMENT COMPANY—3.2%
25,507,265	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.91%[5] (IDENTIFIED COST $25,503,741)	25,507,265
	TOTAL INVESTMENT IN SECURITIES—99.0% (IDENTIFIED COST $792,154,481)[6]	783,244,899
	OTHER ASSETS AND LIABILITIES - NET—1.0%[7]	7,950,369
	TOTAL NET ASSETS—100%	$791,195,268
At April 30, 2018, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
5/3/2018	BNP Paribas SA	121,000,000 RUB	$1,921,330	$143
5/3/2018	BNP Paribas SA	121,000,000 RUB	$2,054,971	$(133,497)
5/31/2018	BNP Paribas SA	50,568,300 ARS	$2,430,000	$(31,551)
5/31/2018	BNP Paribas SA	127,050,000 ARS	$6,084,770	$(58,802)
6/20/2018	BNP Paribas SA	55,500,000 ZAR	$4,571,167	$(146,881)
8/2/2018	Bank of America N.A.	27,260,000 BRL	6,696,966 EUR	$(430,005)
10/19/2018	BNP Paribas SA	89,000,000 ARS	$4,008,106	$(129,607)
Contracts Sold:
5/3/2018	BNP Paribas SA	242,000,000 RUB	$4,254,945	$411,998
6/20/2018	Bank of America N.A.	55,500,000 ZAR	$4,604,123	$179,838
7/9/2018	Bank of America N.A.	3,247,831 EUR	262,100,000 INR	$(43,070)
7/27/2018	Bank of America N.A.	5,860,000,000 COP	$2,073,235	$(9,429)
8/6/2018	Citibank N.A.	6,750,000 EUR	162,452,527 MXN	$347,122
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(43,741)
Semi-Annual Shareholder Report

At April 30, 2018, the Fund had the following open swap contracts:
Credit Default Swap
Counterparty	Reference Entity	Buy/ Sell	Pay/Receive Fixed Rate	Expiration Date	Implied Credit Spread at 4/30/2018[8]	Notional Amount	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Swaps:
Barclays Capital, Inc.	CDX Index EM Series 28	Buy	1.00%	12/20/2022	1.24%	$43,650,000	$446,614	$1,585,600	$(1,138,986)
Barclays Capital, Inc.	Government of Turkey	Buy	1.00%	6/20/2023	1.98%	$2,100,000	$91,719	$94,203	$(2,484)
TOTAL CREDIT DEFAULT SWAPS							$538,333	$1,679,803	$(1,141,470)
Net Unrealized Appreciation (Depreciation) on Foreign Exchange Contracts and the value of Swap Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended April 30, 2018, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2017	25,428,708
Purchases/Additions	255,162,793
Sales/Reductions	(255,084,236)
Balance of Shares Held 4/30/2018	25,507,265
Value	$25,507,265
Change in Unrealized Appreciation/Depreciation	$3,524
Net Realized Gain/(Loss)	$(6,112)
Dividend Income	$164,229
1	Floating/variable note with current rate and current maturity or next reset date shown. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.
2	Discount rate at time of purchase.
3	Issuer in default.
4	Non-income-producing security.
5	7-day net yield.
6	The cost of investments for federal tax purposes amounts to $793,157,654.
7	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
8	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity's credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.
Note: The categories of investments are shown as a percentage of total net assets at April 30, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report

The following is a summary of the inputs used, as of April 30, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$516,807,683	$—	$516,807,683
Foreign Governments/Agencies	—	240,671,371	—	240,671,371
U.S. Treasury	—	198,736	—	198,736
Purchased Call Option	—	59,844	—	59,844
Investment Company	25,507,265	—	—	25,507,265
TOTAL SECURITIES	$25,507,265	$757,737,634	$—	$783,244,899
Other Financial Instruments
Assets
Foreign Exchange Contracts	$—	$939,101	$—	$939,101
Swap Contracts	—	538,333	—	538,333
Liabilities
Foreign Exchange Contracts	—	(982,842)	—	(982,842)
Swap Contracts	—	—	—	—
TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$494,592	$—	$494,592
The following acronyms are used throughout this portfolio:
ARS	—Argentine Peso
BADLAR	—Buenos Aires Deposits Large Amount Rates
BRL	—Brazilian Real
CAD	—Canadian Dollar
CJSC	—Closed Joint Stock Company
COP	—Columbian Peso
EGP	—Egyptian Pound
EMTN	—Euro Medium Term Note
EUR	—Euro Currency
GMTN	—Global Medium Term Note
INR	—Indonesian Rupiah
JPY	—Japanese Yen
JSC	—Joint Stock Company
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note
MXN	—Mexican Peso
NGN	—Nigerian Naira
OJSC	—Open Joint Stock Company
OTC	—Over-the-counter
PEN	—Peruvian Sol
PJSC	—Public Joint Stock Company
RUB	—Russian Ruble
TRY	—Turkish Lira
UYU	—Uruguayan Peso
ZAR	—South African Rand
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights
(For a Share Outstanding Throughout Each Period)1
	Six Months Ended (unaudited) 4/30/2018	Year Ended 10/31/2017	Period Ended 10/31/2016[2]	Year Ended November 30,
				2015	2014	2013	2012
Net Asset Value, Beginning of Period	$10.21	$10.24	$9.49	$9.77	$9.16	$9.58	$8.08
Income From Investment Operations:
Net investment income (loss)[3]	0.25	0.56	0.53	0.54	0.54	0.52	0.53
Net realized and unrealized gain (loss)	(0.43)	0.06	0.41	(0.82)	0.07	(0.94)	0.97
TOTAL FROM INVESTMENT OPERATIONS	(0.18)	0.62	0.94	(0.28)	0.61	(0.42)	1.50
Less Distributions:
Distributions from net investment income	(0.30)	(0.57)	(0.19)	—	—	—	—
Distributions from net realized gain	(0.01)	(0.08)	—	—	—	—	—
TOTAL DISTRIBUTIONS	(0.31)	(0.65)	(0.19)	—	—	—	—
Net Asset Value, End of Period	$9.72	$10.21	$10.24	$9.49	$9.77	$9.16	$9.58
Total Return[4]	(1.77)%	6.35%	9.95%	(2.86)%	6.66%	(4.42)%	18.65%
Ratios to Average Net Assets:
Net expenses	0.05%[5]	0.06%	0.07%[5]	0.06%	0.04%	0.00%[6]	0.00%[6]
Net investment income	5.05%[5]	5.54%	5.81%[5]	5.57%	5.61%	5.53%	5.99%
Expense waiver/reimbursement[7]	—%	0.00%[8]	—%	—%	0.02%	0.06%	0.06%
Supplemental Data:
Net assets, end of period (000 omitted)	$791,195	$761,780	$850,890	$908,905	$1,045,464	$795,077	$764,886
Portfolio turnover	44%	67%	82%	133%	124%	37%	19%
1	Emerging Markets Fixed Income Core Fund (the “Predecessor Fund”) was reorganized into Emerging Markets Core Fund (the “Fund”) as of the close of business on June 17, 2016. The Fund is the successor to the Predecessor Fund. The performance information and financial information presented incorporates the operations of the Predecessor Fund, which, as a result of the reorganization, are the Fund's operations. As a result of reorganization, the Fund effected a 3.624 for 1 share split. As a result of the share split: (1) the number of outstanding Shares of the Fund increased by a factor of 3.624; and (2) since the Fund's total number of shares outstanding increased, the net asset value per Fund Share (NAV/Share) decreased. The share split did not affect the value of the Fund's net assets or each shareholders proportional ownership interest in those assets. Per share data has been restated for the periods prior to the reorganization.
2	The Fund has changed its fiscal year end from November 30 to October 31. This period represents the 11-month period from December 1, 2015 to October 31, 2016.
3	Per share numbers have been calculated using the average shares method.
4	Based on net asset value. Total returns for periods of less than one year are not annualized.
5	Computed on an annualized basis.
6	The Adviser reimbursed all operating expenses incurred by the Fund.
7	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
8	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
April 30, 2018 (unaudited)
Assets:
Investment in securities, at value including $25,507,265 of investment in an affiliated holding (identified cost $792,154,481)		$783,244,899
Cash		5,013,699
Cash denominated in foreign currencies (identified cost $1,847,523)		1,846,006
Restricted cash (Note 2)		710,000
Income receivable		9,238,938
Income receivable from affiliated holdings		22,499
Swaps, at value (premium paid $1,679,803)		538,333
Receivable for investments sold		8,379,218
Unrealized appreciation on foreign exchange contracts		939,101
TOTAL ASSETS		809,932,693
Liabilities:
Payable for investments purchased	$16,448,369
Unrealized depreciation on foreign exchange contracts	982,842
Income distribution payable	970,350
Payable for periodic payments to swap contracts	53,375
Accrued expenses (Note 5)	282,489
TOTAL LIABILITIES		18,737,425
Net assets for 81,431,007 shares outstanding		$791,195,268
Net Assets Consist of:
Paid-in capital		$806,745,174
Net unrealized depreciation		(10,109,416)
Accumulated net realized loss		(2,479,640)
Distributions in excess of net investment income		(2,960,850)
TOTAL NET ASSETS		$791,195,268
Net Asset Value, Offering Price and Redemption Proceeds Per Share:
$791,195,268 ÷ 81,431,007 shares outstanding, no par value, unlimited shares authorized		$9.72
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended (unaudited) 4/30/2018
Investment Income:
Interest	$20,343,340
Dividends (including $164,229 received from an affiliated holding, see footnotes to Portfolio of Investments and net of foreign taxes withheld of $3,883)	160,346
TOTAL INCOME	20,503,686
Expenses:
Custodian fees	44,894
Transfer agent fee	29,711
Directors'/Trustees' fees (Note 5)	4,097
Auditing fees	18,467
Legal fees	4,025
Portfolio accounting fees	68,169
Share registration costs	102
Printing and postage	8,041
Taxes	148
Miscellaneous (Note 5)	10,687
TOTAL EXPENSES	188,341
Net investment income	20,315,345
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Swap Contracts, Foreign Exchange Contracts and Foreign Currency Transactions:
Net realized loss on investments (including foreign taxes withheld of $(286,863)) (including net realized loss of $(6,112) on sales of investments in an affiliated holding)	(1,283,433)
Net realized gain on foreign currency transactions	282,141
Net realized loss on foreign exchange contracts	(754,825)
Net realized gain on futures contracts	336,048
Net realized gain on swap contracts	397,257
Net change in unrealized appreciation of investments (including net change in unrealized appreciation of $3,524 of investments in an affiliated holding)	(32,898,052)
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency	(30,180)
Net change in unrealized appreciation of foreign exchange contracts	(343,257)
Net change in unrealized depreciation of swap contracts	(895,330)
Net realized and unrealized loss on investments, futures contracts, swap contracts, foreign exchange contracts and foreign currency transactions	(35,189,631)
Change in net assets resulting from operations	$(14,874,286)
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 4/30/2018	Year Ended 10/31/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$20,315,345	$44,033,979
Net realized gain (loss)	(1,022,812)	2,291,051
Net change in unrealized appreciation/depreciation	(34,166,819)	1,699,210
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(14,874,286)	48,024,240
Distributions to Shareholders:
Distributions from net investment income	(24,478,684)	(44,931,698)
Distributions from net realized gain	(947,222)	(6,611,760)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(25,425,906)	(51,543,458)
Share Transactions:
Proceeds from sale of shares	118,811,000	43,993,039
Net asset value of shares issued to shareholders in payment of distributions declared	17,947,643	33,700,474
Cost of shares redeemed	(67,042,827)	(163,284,662)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	69,715,816	(85,591,149)
Change in net assets	29,415,624	(89,110,367)
Net Assets:
Beginning of period	761,779,644	850,890,011
End of period (including undistributed (distributions in excess of) net investment income of $(2,960,850) and $1,202,489, respectively)	$791,195,268	$761,779,644
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
April 30, 2018 (unaudited)
1. ORGANIZATION
Federated Core Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of four portfolios. The financial statements included herein are only those of Emerging Markets Core Fund (the “Fund”), a non-diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses.
Currently, shares of the Fund are being offered for investment only to investment companies, insurance company separate accounts, common or commingled trust funds or similar organizations or parties that are “accredited investors” within the meaning of Regulation D of the Securities Act of 1933, as amended (the “1933 Act”).
The primary investment objective of the Fund is to achieve total return on its assets. Its secondary investment objective is to achieve a high level of income.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
Semi-Annual Shareholder Report

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared daily and paid monthly. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income.
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. Prior to June 20, 2016, as a partnership, the Fund was not subject to U.S. federal income tax. Instead, each investor reports separately on its own federal income tax return its allocated portion of the Fund's income, gain, losses, deductions and credits (including foreign tax credits for creditable foreign taxes imposed on the Fund). As of and during the six months ended April 30, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of April 30, 2018, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Pennsylvania.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Semi-Annual Shareholder Report

Swap Contracts
Swap contracts involve two parties that agree to exchange the returns (or the differential in rates of return) earned or realized on particular predetermined investments, instruments, indices or other measures. The gross returns to be exchanged or “swapped” between parties are generally calculated with respect to a “notional amount” for a predetermined period of time. The Fund may enter into interest rate, total return, credit default, currency and other swap agreements. Risks may arise upon entering into swap agreements from the potential inability of the counterparties to meet the terms of their contract from unanticipated changes in the value of the swap agreement. In connection with these agreements, securities or a specified amount of Restricted cash may be identified as collateral or margin in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default.
The Fund is subject to interest rate risk exposure in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. The Fund enters into interest rate swap contracts to seek to increase yield, income and return, and to manage currency, duration, market, sector/asset class and yield curve risks. Interest rate swap agreements generally involve the agreement by the Fund to pay the counterparty a fixed or floating interest rate on a fixed notional amount and to receive a fixed or floating rate on a fixed notional amount, but may also involve the agreement to pay or receive payments derived from changes in interest rates. Periodic payments are generally made during the life of the swap agreement according to the terms and conditions of the agreement and at termination or maturity. The Fund's maximum risk of loss from counterparty credit risk is the discounted value of the net cash flows to be received from/paid to the counterparty over the contract's remaining life, to the extent the amount is positive. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
The Fund uses credit default swaps to seek to increase yield, income and return, and to manage currency, duration, market, sector/asset class and yield curve risks. The “buyer” in a credit default swap is obligated to pay the “seller” a periodic stream of payments over the term of the contract provided that no event of default on an underlying reference obligation has occurred. If an event of default occurs, the seller must pay the buyer the full notional value, or the “par value”, of the reference obligation in exchange for the reference obligation. In connection with these agreements, securities may be identified as collateral in accordance with the terms of the respective swap agreements to provide assets of value and recourse in the event of default or bankruptcy/insolvency. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is typically determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specific valuation method, are used to calculate the settlement value. The maximum amount of the payment that may occur, as a result of a credit event payable by the protection seller, is equal to the notional amount of the underlying index or security. The Fund's maximum exposure to loss of the notional value of credit default swaps outstanding at April 30, 2018, is $0. The Fund's maximum risk of loss from counterparty credit risk, either as the protection buyer or as the protection seller, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Fund and the counterparty and by the posting of collateral by the counterparty to the Fund to cover the Fund's exposure to the counterparty.
Upfront payments received or paid by the Fund will be reflected as an asset or liability on the Statement of Assets and Liabilities. Changes in the value of swap contracts are included in Swaps, at value on the Statement of Assets and Liabilities, and periodic payments are reported as “Net realized gain (loss) on swap contracts” in the Statement of Operations.
Certain swap contracts are subject Master Netting Agreements (MNA) which are agreements between the Fund and its counterparties that provide for the net settlement of all transactions and collateral with the Fund, through a single payment, in the event of default or termination. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross.
Certain swap contracts may be centrally cleared (“centrally cleared swaps”), whereby all payments made or received by the Fund pursuant to the contract are with a central clearing party (CCP) rather than the counterparty. The CCP guarantees the performance of the parties to the contract. Upon entering into centrally cleared swaps, the Fund is required to deposit with the CCP, either in cash or securities, an amount of initial margin determined by the CCP, which is subject to adjustment. For centrally cleared swaps, the daily change in valuation is recorded as a receivable or payable for variation margin and settled in cash with the CCP daily. In the case of centrally cleared swaps, counterparty risk is minimal due to protections provided by the CCP.
Swap, at value at period end, including net unrealized appreciation/depreciation, are listed after the Fund's Portfolio of Investments.
The average notional amount of credit default swap contracts held by the Fund throughout the period was $51,607,143. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Futures Contracts
The Fund purchases and sells financial futures contracts to seek to increase return and manage duration, market and yield curve risks. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
At April 30, 2018, the Fund had no outstanding futures contracts.
The average notional value of long futures contracts held by the Fund throughout the period was $4,648,781. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Semi-Annual Shareholder Report

Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to seek to increase yield, income and return, and to manage currency risk and market risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
Foreign exchange contracts are subject to MNA. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. Foreign exchange contracts outstanding at period end, including net unrealized appreciation/depreciation or net settlement amount, are listed after the Fund's Portfolio of Investments.
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $931,405 and $1,140,609, respectively. This is based on the contracts held as of each month-end throughout the six-month fiscal period.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Option Contracts
The Fund buys or sells put and call options to seek to increase return, and to manage currency risk. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
The average market value of purchased options call and puts held by the Fund throughout the period was $8,549 and $22,410, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Semi-Annual Shareholder Report

Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Asset		Liability
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Foreign exchange contracts	Unrealized appreciation on foreign exchange contracts	$939,101	Unrealized depreciation on foreign exchange contracts	$982,842
Foreign exchange contracts	Purchased options, in securities at value	59,844		—
Credit contracts	Swaps, at value	538,333		—
TOTAL DERIVATIVES NOT ACCOUNTED FOR AS HEDGING INSTRUMENTS UNDER ASC TOPIC 815		$1,537,278		$982,842
The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended April 30, 2018
	Credit Default Swaps	Futures Contracts	Foreign Exchange Contracts	Purchased Option Contracts[1]	Total
Interest rate contracts	$—	$336,048	$—	$—	$336,048
Foreign exchange contracts	—	—	(754,825)	(328,732)	(1,083,557)
Credit contracts	397,257	—	—	—	397,257
TOTAL	$397,257	$336,048	$(754,825)	$(328,732)	$(350,252)
1	The net realized gain (loss) on Purchased Option Contracts is found within the Net realized loss on investments on the Statement of Operations.

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Credit Default Swaps	Foreign Exchange Contracts	Purchased Option Contracts[2]	Total
Interest rate contracts	$—	$—	$(28,186)	$(28,186)
Foreign exchange contracts	—	(343,257)	—	(343,257)
Credit contracts	(895,330)	—	—	(895,330)
TOTAL	$(895,330)	$(343,257)	$(28,186)	$(1,266,773)
2	The net change in unrealized depreciation of Purchased Option Contracts is found within the Net change in unrealized appreciation of investments on the Statement of Operations.

Semi-Annual Shareholder Report

As indicated above, certain derivative investments are transacted subject to MNA. These agreements permit the Fund to offset with a counterparty certain derivative payables and/or receivables with collateral held and create one single net payment in the event of default or termination of the agreement by either the Fund or the counterparty. Amounts presented on the Portfolio of Investments and Statement of Assets and Liabilities are not net settlement amounts but gross. As of April 30, 2018, the impact of netting assets and liabilities and the collateral pledged or received based on MNA are detailed below:
Gross Amounts Not Offset in the Statement of Assets and Liabilities
Transaction	Gross Asset Derivatives Presented in Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Swap Contracts	$538,333	$—	$(538,333)	$—
Foreign Exchange Contracts	939,101	(939,101)	—	—
TOTAL	$1,477,434	$(939,101)	$(538,333)	$—

Transaction	Gross Liability/ Derivatives Presented in Statement of Assets and Liabilities	Financial Instrument	Collateral Received	Net Amount
Foreign Exchange Contracts	$982,842	$(939,101)	$—	$43,741
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following table summarizes capital stock activity:
	Six Months Ended 4/30/2018	Year Ended 10/31/2017
Shares sold	11,748,864	4,344,275
Shares issued to shareholders in payment of distributions declared	1,794,409	3,351,479
Shares redeemed	(6,723,352)	(16,156,260)
NET CHANGE RESULTING FROM FUND TRANSACTIONS	6,819,921	(8,460,506)
4. FEDERAL TAX INFORMATION
At April 30, 2018, the cost of investments for federal tax purposes was $793,157,654. The net unrealized depreciation of investments for federal tax purposes was $11,097,966. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $10,497,641 and net unrealized depreciation from investments for those securities having an excess of cost over value of $21,595,607. The amounts presented are inclusive of derivative contracts.
At October 31, 2017, for federal income tax purposes, the Fund had $754 in straddle loss deferrals.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory provides investment adviser services at no fee. The Fund pays operating expenses associated with the operation and maintenance of the Fund (excluding fees and expenses that may be charged by the Adviser and its affiliates). Although not contractually obligated to do so, the Adviser intends to initially voluntarily reimburse operating expenses (excluding extraordinary expenses, and proxy-related expenses paid by the Fund, if any) such that the Fund will only bear such expenses in an amount of up to 0.15% of the Fund's average daily net assets. The Adviser can modify or terminate this voluntary reimbursement at any time at its sole discretion.
Certain of the Fund's assets are managed by Federated Investors (UK) LLP (the “Sub-Adviser”), an affiliate of the Adviser. Under the terms of a sub-advisory agreement between the Adviser and the Sub-Adviser, the Sub-Adviser receives an annual fee equal to 0.49% of the portion managed by the Sub-Adviser of the daily net assets of the Fund. The fee is paid by the Adviser out of its resources and is not an incremental Fund expense. For the six months ended April 30, 2018, the Sub-Adviser earned a fee of $606,324.
Semi-Annual Shareholder Report

Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. FAS does not charge the Fund a fee but is entitled to certain out-of-pocket expenses.
Interfund Transactions
During the six months ended April 30, 2018, the Fund engaged in purchase transactions with funds that have a common investment adviser (or affiliated investment advisers), common Directors/Trustees and/or common Officers. These purchase transactions complied with Rule 17a-7 under the Act and amounted to $11,361,807.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
Affiliated Shares of Beneficial Interest
As of April 30, 2018, a majority of the shares of beneficial interest outstanding are owned by an affiliate of the Adviser.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended April 30, 2018, were as follows:
Purchases	$390,627,058
Sales	$328,455,127
7. CONCENTRATION OF RISK
Compared to diversified mutual funds, the Fund may invest a higher percentage of its assets among fewer issuers of portfolio securities. This increases the Fund's risk by magnifying the impact (positively or negatively) that any one issuer has on the Fund's share price and performance. The Fund invests in securities of non-U.S. issuers. Political or economic developments may have an effect on the liquidity and volatility of portfolio securities and currency holdings.
8. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of April 30, 2018, the Fund had no outstanding loans. During the six months ended April 30, 2018, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of April 30, 2018, there were no outstanding loans. During the six months ended April 30, 2018, the program was not utilized.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including to the extent applicable, management fees, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from November 1, 2017 to April 30, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 11/1/2017	Ending Account Value 4/30/2018	Expenses Paid During Period[1]
Actual	$1,000	$982.30	$0.25
Hypothetical (assuming a 5% return before expenses)	$1,000	$1,024.60	$0.25
1	Expenses are equal to the Fund's annualized net expense ratio of 0.05%, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half-year period).
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2017
EMERGING MARKETS CORE FUND (THE “FUND”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory and subadvisory contracts for an additional one-year term at its May 2017 meetings. The Board's decision regarding these contracts reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Fund is the successor to the Emerging Markets Fixed Income Core Fund (the “Predecessor Fund”) pursuant to a tax-free reorganization (the “Reorganization”) that took place on June 17, 2016. The performance information presented to the Board and discussed below incorporates the operations of the Predecessor Fund which, as a result of the Reorganization, are the Fund's operations.
The Fund is distinctive in that it is designed for the efficient management of a particular asset class and is made available for investment only to other Federated funds and a limited number of other accredited investors.
Federated Investment Management Company (the “Adviser”) does not charge an investment advisory fee for its services, however, it or its affiliates may receive compensation for managing assets invested in the Fund. The subadviser of the Fund is Federated Investors (UK) LLP.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory and subadvisory contracts.
As previously noted, the Adviser does not charge an investment advisory fee to this Fund for its services; however, the Board did consider compensation and benefits received by the Adviser, including fees received for services provided to the Fund by Federated Investors, Inc. and its affiliates (“Federated”) and research services received by the Adviser from brokers that execute Federated fund trades. The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's Board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of the Adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory and subadvisory contracts generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the Board also considered management fees charged to institutional and other clients of the Adviser and subadviser and their advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory and subadvisory contracts to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in working with Federated on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings at which the Board's formal approval of the investment advisory and subadvisory contracts occurred. At the May meetings, in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. The Board's consideration of the investment advisory and subadvisory contracts included review of the Senior Officer's.
Semi-Annual Shareholder Report

Evaluation, accompanying data and additional information covering such matters as: the Adviser's and subadviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser, subadviser and their affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its benchmark index was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory and subadvisory contracts.
The Board was informed by the Adviser that, for the periods covered by the Senior Officer's Evaluation, the Fund outperformed its benchmark index for the one-year period and underperformed its benchmark index for the three-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of other factors considered relevant by the Board.
Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory and subadvisory contracts.
Because the Adviser does not charge the Fund an investment advisory fee, the Board does not consider fee comparisons to other mutual funds or other institutional or separate accounts to be relevant to its deliberations.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. As the Adviser does not charge an investment advisory fee for its services, this information generally covered fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to, the continuation of the Fund's investment advisory and subadvisory contracts.
Semi-Annual Shareholder Report

The Board based its decision to approve the investment advisory and subadvisory contracts on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. In particular, due to the unusual nature of the Fund as primarily an internal product with no advisory fee, the Board does not consider the assessment of whether economies of scale would be realized if the Fund were to grow to a sufficient size to be particularly relevant. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contracts reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangements.
Semi-Annual Shareholder Report

Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio, as well as a report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30, are available, without charge and upon request, by calling 1-800-341-7400. These materials are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.)
Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Private Offering Memorandum, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Emerging Markets Core Fund

Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Placement Agent
CUSIP 31409N887

Q453026 (6/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Core Trust

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date June 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ John B. Fisher

John B. Fisher, Principal Executive Officer

Date June 25, 2018

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date June 25, 2018